General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1 – GENERAL

A.	DUKE ROBOTICS CORP. (FORMERLY UAS DRONE CORP.) (“the Company”) was incorporated under the laws of the State of Nevada on February 4, 2015.

On March 9, 2020, the Company closed on the Share Exchange Agreement (as defined hereunder), pursuant to which, Duke Robotics, Inc. (“Duke Inc.”) a corporation incorporated under the laws of the state of Delaware, became a majority-owned subsidiary of the Company. Duke Inc. has a wholly-owned subsidiary, Duke Airborne Systems Ltd. (“Duke Israel,” and collectively with Duke Inc., “Duke”), which was formed under the laws of the State of Israel in March 2014 and became the sole subsidiary of Duke after its incorporation.

On April 29, 2020, the Company, Duke Inc., and UAS Acquisition Corp., a Delaware corporation and a wholly-owned subsidiary of the Company (“UAS Sub”), executed an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which UAS Sub merged with and into Duke Inc., with Duke Inc. surviving as our wholly-owned subsidiary (the “Short-Form Merger”). Upon closing of the Short-Form Merger, each outstanding share of UAS Sub’s common stock, par value $0.0001 per share, was converted into and became one share of common stock of Duke Inc., with Duke Inc. surviving as a wholly-owned subsidiary of the Company.

Following the above transactions, Duke Israel became a wholly-owned subsidiary of Duke Inc., which is a wholly-owned subsidiary of the Company.

On February 18, 2025, the Company established Duke Robotics Hellas M I.K.E (“Duke Greece”), a wholly owned subsidiary, formed under the laws of Greece, to support the ongoing global commercialization efforts of the Company’s Insulator Cleaning (“IC”) Drone system.

The Company (collectively with Duke, the “Group”) is a robotics company dedicated to developing an advanced robotics stabilization system that enables remote, real-time, pinpoint accurate firing of small arms and light weapons as well as other civilian applications, with an emphasis in the field of routine infrastructure maintenance. The Company offers high-voltage insulator washing abilities using its innovative Insulator Cleaning (“IC”) Drone system. This technology provides an efficient and safe method for cleaning high-voltage insulators, improving their performance, enhancing safety, and reducing maintenance costs.

On October 28, 2024, the Company filed a certificate of amendment to its Articles of Incorporation with the Nevada Secretary of State to change the Company’s corporate name from UAS Drone Corp. to DUKE Robotics Corp. effective as of November 4, 2024.

The Company’s Common Stock is quoted on the OTC Markets Group, Inc.’s OTCQB® tier Venture Market, under the symbol “DUKR” (“USDR” prior to November 4, 2024).

B.	Reverse stock split

On February 15, 2026, the Company’s Board of Directors approved a 25-for-1 reverse stock split Stock (the “Reverse Stock Split”) of the Company’s issued and outstanding shares of common stock, par value $0.0001 per share, and on August 12, 2025 the majority of the Company’s stockholders approved the Reverse Stock Split. On March 4, 2026 the Company filed a Certificate of Amendment (the “Amendment”) to its Amended and Restated Certificate of Incorporation in Nevada to effect the Reverse Stock Split. The Amendment became effective on March 6, 2026.

As a result of the Reverse Stock Split, every 25 shares of the Company’s outstanding shares of common stock prior to the effect of the Amendment were combined and reclassified into one share of the Company’s common stock. No fractional shares were issued in connection with or following the reverse split and the shares were rounded to the nearest whole number. The authorized capital and par value of the common stock remained unchanged.

All shares, stock option and per share information in these consolidated financial statements have been restated to reflect the Reverse Stock Split on a retroactive basis.

C.	Going concern uncertainty

Since inception, the Company has incurred significant losses and negative cash flows from operations and has an accumulated deficit of $12 million. The Company has financed its operations mainly through financing by the issuance of the Company’s equity from various investors.

Based on the projected cash flows and cash balances as of December 31, 2025, management currently is of the opinion that its existing cash will be sufficient to fund operations for at least the end of 2026. As a result, there is substantial doubt regarding the Company’s ability to continue as a going concern.

Management plans to continue securing sufficient financing through the sale of additional equity securities or capital inflows from strategic partnerships. Additional funds may not be available when the Company needs them, on favorable terms, or at all. If the Company is unsuccessful in securing sufficient financing, it may need to cease operations.

The financial statements do not include adjustments for measurement or presentation of assets and liabilities, which may be required should the Company fail to operate as a going concern.

D.	In October 2023, a large-scale terrorist attack in southern Israel led to the outbreak of armed conflict between Israel and Hamas. The conflict subsequently expanded to additional regional fronts and contributed to a period of heightened geopolitical and security instability in the region.

During 2024 and 2025, hostilities included military operations in Lebanon and direct confrontations involving Iran. These developments increased regional uncertainty and, at times, resulted in temporary disruptions to the Company’s operations in Israel, including limited interruptions to routine business activities.

In September 2025, a ceasefire agreement was reached between Israel and Hamas, and all remaining living Israeli hostages were released and returned to Israel. While the ceasefire has generally held as of the date of these financial statements, the security situation remains sensitive, and the potential for renewed hostilities or broader regional escalation cannot be ruled out. More recently, on February 28, 2026, hostilities between Israel and Iran escalated again. Israel, together with the United States, conducted a major joint military campaign of air and missile strikes against targets in Iran, which triggered a broad Iranian response and contributed to significant regional instability. The situation remains highly fluid, and we are unable to predict when, or on what terms, this escalation will be resolved. Accordingly, the extent of the continued impact on the Company’s operations and financial results, if any, cannot be reasonably estimated at this time.

Given that the majority of the Company’s operations are conducted in Israel, and that all members of the Company’s board of directors and management, as well as most employees, consultants, and service providers, are located in Israel, the Company is directly affected by the economic, political, geopolitical, and military conditions impacting the region. As of December 31, 2025, while ceasefire arrangements with Hamas, Lebanon and Iran were generally in effect and large-scale military operations had subsided, the overall security environment in Israel and the surrounding region remained unstable and unpredictable. The recent hostilities resulted in temporary disruptions to the Company’s operations, resulting in a decrease in revenues during certain periods in 2025, and may continue to have an adverse impact on certain business activities. Any further escalation or expansion of the conflict could negatively affect both regional and global conditions, and may adversely impact the Company’s business, financial condition, and results of operations.